UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
			    WASHINGTON D.C. 20549
				  FORM 13F
			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: ____
 This Amendment (Check only one.):   [ ] is a restatement
                                     [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Sarbit Advisory Services Inc.
Address:	100, 1 Evergreen Place
		Winnipeg, MB, R3L oE9
		Canada

Form 13F File Number:

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence A. Sarbit
Title:		Chief Investment Officer
Phone:		(204) 942-2177

Signature, Place, and Date of Signing:

Lawrence A. Sarbit 		Winnipeg, Manitoba  Canada   August 14, 2009
[Signature]			    [City, State]	     [as of Date]

Report Type:

[x] 13F HOLDING REPORT.
[ ] 13F NOTICE.
[] 13F COMBINATION REPORT.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	9
Form 13F Information Table Value Total: $20,723

					 (thousands)


List of Other Included Mangers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

Sarbit Advisory Services Inc.
FORM 13F
6/30/2009

COCA COLA CO		  	  COM		   191216100  3,230     57,900   SHS  0SOLE  NONE   57,900
COLLECTORS UNIVERSE INC           COM NEW          19421R200  4,216    743,255   SHS  0SOLE  NONE   743,255
DOVER MOTORSPORTS INC             COM		   260174107  882      534,250   SHS  0SOLE  NONE   534,250
PHILIP MORRIS INTL INC            COM              718172109  3,004     59,235   SHS  0SOLE  NONE   59,235
STAMPS COM INC                    COM              852857200  3,608    366,039   SHS  0SOLE  NONE   366,039
ITURAN LOCATION AND CONTROL       SHS              M6158M104  3,903    406,920   SHS  0SOLE  NONE   406,920
TEFRON LTD                        SHS              M87482101  64        13,687   SHS  0SOLE  NONE   13,687
ACERGY S A			  SPONS ADR	   00443E104  761       66,523	 SHS  0SOLE  NONE   66,523
EBAY INC.			  COM		   278642103  1,055     53,000   SHS  0SOLE  NONE   53,000

